Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) - USD ($) $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	11 Months Ended
	Jan. 28, 2011	Apr. 22, 2014	Jun. 30, 2016	Jul. 31, 2012	Nov. 29, 2013	Nov. 30, 2009	Dec. 31, 2015
Senior Notes due 2019
Debt Instrument [Line Items]
Face amount at issuance date	$ 350,000
Issuance date/Date of agreement	Jan. 28, 2011
Fixed interest rate	8.125%
Amount oustanding			$ 350,000				$ 350,000
Redemption price percentage	104.063%
Senior Notes due 2019 | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage	101.00%
2022 Notes
Debt Instrument [Line Items]
Face amount at issuance date					$ 650,000
Issuance date/Date of agreement					Nov. 29, 2013
Fixed interest rate					7.375%
Amount oustanding			650,000				650,000
2022 Notes | From issuance date to January 14, 2017
Debt Instrument [Line Items]
Redemption price percentage					100.00%
2022 Notes | On or after January 15, 2017
Debt Instrument [Line Items]
Redemption price percentage					105.531%
2022 Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage					101.00%
2022 Notes | Indebtedness in connection with six vessels added as collateral
Debt Instrument [Line Items]
Amount used for repayment of debt					$ 123,257
2022 Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date		$ 375,000
Issuance date/Date of agreement		Apr. 22, 2014
Fixed interest rate		7.25%
Amount oustanding			$ 375,000				$ 375,000
Maturity date		May 01, 2022
Maximum dividend percentage		6.00%
2022 Senior Notes | Navios Logistics | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Redemption price percentage		100.00%
2022 Senior Notes | Navios Logistics | On or after May 1, 2017
Debt Instrument [Line Items]
Redemption price percentage		105.438%
2022 Senior Notes | Navios Logistics | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Redemption price percentage		107.25%
2022 Senior Notes | Navios Logistics | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage		101.00%
2022 Senior Notes | Navios Logistics | Minimum | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Percentage of principal amount of debt outstanding after redemption		65.00%
2022 Senior Notes | Navios Logistics | Maximum | Redemption using net proceeds of equity offering | From issuance date to April 30, 2017
Debt Instrument [Line Items]
Percentage of principal amount redeemed		35.00%
2022 Senior Notes | All subsidiaries of Navios Logistics
Debt Instrument [Line Items]
Percentage of ownership			100.00%
2017 Notes
Debt Instrument [Line Items]
Face amount at issuance date				$ 88,000		$ 400,000
Issuance date/Date of agreement				Jul. 31, 2012		Nov. 30, 2009
Fixed interest rate						8.875%
Amount oustanding					$ 0
Maturity date						Nov. 01, 2017